Financial Assets and Financial Liabilities - Summary of Changes in Level 3 of the Fair Value Hierarchy (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Derivatives held for trading
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Description of reasons for transfers into Level 3 of fair value hierarchy, assets			Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Equity securities measured at fair value through other comprehensive income
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Securities measured at fair value through profit or loss
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Level3 Of Fair Value Hierarchy | Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 59,838	₩ 53,791
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		4,600	6,047
Other comprehensive income (loss)			0
Purchases			0
Sales			0
Issues			0
Settlements			0
Transfers into Level 3	[1]		0
Transfers out of Level 3	[1]		0
Ending balance		64,438	59,838
Level3 Of Fair Value Hierarchy | Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		(346,522)	(666,734)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		28,130	(256,240)
Other comprehensive income (loss)		0	0
Purchases		11	5,042
Sales		(100)	(5,362)
Issues		(6,709)	(2,960)
Settlements		117,965	579,732
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	(4,410)	0
Ending balance		(211,635)	(346,522)
Level3 Of Fair Value Hierarchy | Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		1,499,987	1,450,908
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		183,810	(197,070)
Purchases		219,861	246,560
Sales		(87,718)	(411)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	(7,791)	0
Ending balance		1,808,149	1,499,987
Level3 Of Fair Value Hierarchy | Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		(6,172,518)	(7,028,486)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(399,502)	(268,251)
Other comprehensive income (loss)		(2,871)	(10,816)
Purchases		0	0
Sales		0	0
Issues		(4,566,704)	(4,200,664)
Settlements		5,059,632	5,335,699
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		(6,081,963)	(6,172,518)
Level3 Of Fair Value Hierarchy | Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		18,879,482	17,986,748
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		481,169	488,988
Other comprehensive income (loss)		0	2
Purchases		4,833,317	3,820,317
Sales		(3,554,084)	(3,280,871)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	7,518	6,142
Transfers out of Level 3	[1]	(57,987)	(141,844)
Ending balance		20,589,415	18,879,482
Level3 Of Fair Value Hierarchy | Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		1,187,763	183,490
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(27,174)	44,863
Other comprehensive income (loss)			0
Purchases		3,182,684	1,493,924
Sales		(3,112,261)	(534,676)
Issues			0
Settlements			0
Transfers into Level 3	[1]		162
Transfers out of Level 3	[1]		0
Ending balance		₩ 1,231,012	₩ 1,187,763

[1]	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.